Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Additional Information-Parent Company Only Condensed Financial Information
Net cash (used in)/provided by operating activities	¥ (1,114,954)	$ (161,653)	¥ (440,234)	¥ (244,421)
Purchases of term deposits	(3,571,690)	(517,846)	(4,946,963)	(2,328,717)
Proceeds from withdrawal of term deposits	5,768,675	836,379	3,018,396	2,319,201
Net cash provided by/(used in) investing activities	3,490,467	506,071	(3,136,503)	430,113
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost			4,853,293
Proceeds received from employees in relation to share options	19,612	2,843	22,954	9,286
Net cash provided by/(used in) financing activities	(108,350)	(15,710)	4,876,247	9,286
Effect of exchange rate changes on cash and cash equivalents	101,528	14,720	(100,169)	(137,508)
Net (decrease)/increase in cash and cash equivalents	2,368,691	343,428	1,199,341	57,470
Cash and cash equivalents at beginning of the year	2,157,161	312,759	957,820	900,350
Cash and cash equivalents at end of the year	4,525,852	656,187	2,157,161	957,820
Reportable legal entities | Zhihu Inc.
Additional Information-Parent Company Only Condensed Financial Information
Net cash (used in)/provided by operating activities	(51,752)	(7,503)	(3,182)	(2,606)
Purchases of term deposits			(64,596)
Proceeds from withdrawal of term deposits			64,707	356,580
Proceeds from repayment of loans				978,735
Repayment from subsidiaries of investment	256,942	37,253
Investment in subsidiaries			(4,695,120)	(1,407,173)
Investment in equity investments			(19,380)
Net cash provided by/(used in) investing activities	256,942	37,253	(4,714,389)	(71,858)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost			4,853,293
Proceeds received from employees in relation to share options	19,612	2,843	15,544
Payments for repurchase of share	(127,962)	(18,553)
Net cash provided by/(used in) financing activities	(108,350)	(15,710)	4,868,837
Effect of exchange rate changes on cash and cash equivalents	5,745	833	(63,673)	(4,450)
Net (decrease)/increase in cash and cash equivalents	102,585	14,873	87,593	(78,914)
Cash and cash equivalents at beginning of the year	94,427	13,691	6,834	85,748
Cash and cash equivalents at end of the year	¥ 197,012	$ 28,564	¥ 94,427	¥ 6,834